Cohen and Steers Real Estate Active ETF Annual Fund Operating Expenses - Cohen and Steers Real Estate Active ETF	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.80%	[1]
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	0.70%	[1]

[1]	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive its fee and/or reimburse expenses through July 31, 2027 so that the Fund’s total annual operating expenses (excluding payments made under the Fund’s Rule 12b-1 distribution and service plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and, upon approval of the Fund’s Board of Trustees (the “Board”), extraordinary expenses) do not exceed 0.70%. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.